Equity-accounted investees (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 111,549	$ 152,630	$ 133,140
Share in profit (loss) of associates and joint ventures accounted for using the equity method		5,081	13,004	10,192
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(1,177)	26	2,845
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	$ 3,904		13,030	10,776
Sales de Magnesio Ltda.
Equity-accounted investees [Line Items]
Investments accounted for using equity method		0	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method		0	0	514
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	0		0	514
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		10,821	15,936
Share in profit (loss) of associates and joint ventures accounted for using the equity method		596	1,483	1,482
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	596		1,483	1,482
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Investments accounted for using equity method		21,582	21,788
Share in profit (loss) of associates and joint ventures accounted for using the equity method		241	6,427	4,026
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		489	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	730		6,427	4,616
Ajay North America
Equity-accounted investees [Line Items]
Investments accounted for using equity method		14,951	14,432
Share in profit (loss) of associates and joint ventures accounted for using the equity method		3,728	3,677	2,794
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	3,728		3,677	2,794
Ajay Europe SARL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		7,845	8,144
Share in profit (loss) of associates and joint ventures accounted for using the equity method		1,373	1,049	1,132
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(439)	26
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	934		1,075	1,126
Charlee SQM Thailand Co, Ltd,
Equity-accounted investees [Line Items]
Investments accounted for using equity method		0	2,301
Share in profit (loss) of associates and joint ventures accounted for using the equity method		316	393	244
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	316		393	244
SQM Eastmed Turkey,
Equity-accounted investees [Line Items]
Investments accounted for using equity method		310	0
Share in profit (loss) of associates and joint ventures accounted for using the equity method		370	(25)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(21)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	349		(25)	0
Kore Potash Ltd
Equity-accounted investees [Line Items]
Investments accounted for using equity method		20,467	20,000
Share in profit (loss) of associates and joint ventures accounted for using the equity method		(1,543)	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ (1,206)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	$ (2,749)		$ 0	$ 0